Dreyfus
Intermediate
Municipal Bond
Fund, Inc.
Annual Report


May 31, 1998

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to provide you with this report on the Dreyfus Intermediate Municipal Bond Fund, Inc. for the 12-month period ended May 31, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 8.04%,* and an annualized tax-free distribution rate per share of 4.84%.**

Economic Review

   In recent months, economic developments overseas began to assert a more vigorous influence on the U.S. economy. The first quarter of the 1998 calendar year saw the U.S. trade deficit rising to a new high. Exports contracted due to reduced foreign demand for U.S. products, which resulted in a marked rise in business inventories; that could create a drag on future production as stockpiles are depleted. At the same time, imports surged. Spurred by a strong U.S. dollar and robust consumer spending, the increase in cheaper imports helped dampen domestic inflation since American producers had to restrain their prices in order to remain competitive. The suppressive effect of the trade deficit on both domestic production and prices has been fortuitously in concert with the direction of Federal Reserve Board (the "Fed") monetary policy.

   The financial difficulties that began in Asia last year have now spread to Latin America and beyond. That tenuous situation and the continued economic instability in Russia have contributed to the Fed's status quo policy in monetary matters since the Fed is concerned that any increase in short-term interest rates would further unsettle world markets. The last increase in short-term rates came in March 1997 when the Federal Open Market Committee (the policy-making arm of the Fed) raised the target rate for Federal Funds by one quarter of a percent to 5.5%.

   Consumers, spurred by real wage gains and a healthy job market, continued to spend freely in the retail sector during the reporting period. The buoyant stock market, low unemployment rate and absence of inflation encouraged consumers to spend. The market for so-called "big ticket" items has been strong: the housing market was solid throughout the reporting period and continues to be, while car and truck sales are at ten-year highs.

   Unemployment (4.3% at the end of the reporting period) is at a 28-year low. Inflation, at both consumer and producer levels, has been dormant. Workers are benefiting from having their wages rise faster than inflation. The tight labor market and upward pressure on wages, because of their potential for rekindling inflation, have been major concerns of the Fed. The wage rate increase of 4.4% during the 12 months ended April, compared to 3.7% and 3.1% in the two previous years, illustrates the upward creep of wages.

   Over the past few years, gains in worker productivity (output per hour of work) have offset any incipient price pressures from rising wages. Enhanced by the widespread use of technology, productivity rose 1.7% last year and 1.9% in 1996, compared to an average increase of only 1% for the period 1974-1995. These gains are a key factor in the continuation of our high-growth, low-inflation economy. However, productivity gains slowed to 1.1% during the first quarter, the slowest pace in over a year. So far, our economy has been in a charmed circle where even international financial crises have proven supportive of our economic policies. As always, we remain alert for warning signs that the delicate balance that now prevails in our economy might be disturbed.

Market Environment

   The market environment for bonds has been very constructive. During the last six months, yields on long-term, high-grade tax-exempt bonds have declined marginally, while U.S. Treasury bond yields fell by over one-quarter of a percent. Surely, it has been the uncertain impact of the Asian financial crisis that has kept the Fed from pushing rates higher despite strong domestic economic data. Spurred by the drop in rates, the issuance of new municipal securities surged during the last several months. In fact, the volume of new issuance in 1997 rose 20% over the previous year, marking it as one of the most prolific years of issuance in history. So far, 1998 is on course to eclipse last year's pace: through May, volume is up 50% from the previous year.

   We believe that it is still too early to draw any conclusions regarding how much the Asian crisis will impact the U.S. economy. Until a clearer picture emerges from Asia, we believe investors will continue to find a positive environment for fixed-income investments generally. The still strong and expanding economy would normally be a cause for concern to inflation watchers. However, it is generally believed that the Fed will refrain from taking any interest rate actions that could exacerbate the Asian situation. We share this view. While the most recent economic and employment data has been indicative of a strengthening economy, inflation remains quiescent.

   The fixed-income markets have now weathered the period of seasonal price weakness that results from large debt issuance. Traditionally, as summer approaches, the pressure from too much new-issue supply begins to abate. Given this fact and the reasons cited above, we believe that the current environment supports an outlook for steady monetary policy and well-anchored interest rates. As long as inflation growth remains low, we don't anticipate the Fed reacting to strong employment and economic data by raising rates. Instead, we believe that the events in Asia, Russia and other emerging countries will be more influential.

Portfolio Overview

   We took several approaches over the past year in response to the trading range that the market established. We maintained a significant base of high-income producing issues, which we believe helps to provide relatively consistent returns through up and down markets. At times, we found it advantageous to add to the weighting of discount paper, particularly as U.S. Treasury yields were approaching 6%. As we have discussed in previous letters, the intermediate sector of the yield curve continues to provide the investor with returns that are very competitive when compared to the longer maturity market. The record supply over the past six months enabled the Fund to purchase specialty state paper that would normally come at a premium price relative to the general market at more modest prices. The Fund's performance was also enhanced by credit-rating upgrades and refundings. The Fund's 12-month total return on May 31, 1998, of 8.04% compares very favorably to the Lipper Intermediate Municipal Debt Funds Category Average of 7.35% over the same period.***

   Included with this report are financial statements relating to your Fund's holdings and its financial condition. We hope you find them informative.

                                       Very truly yours,

                                       /s/ Richard J. Moynihan

                                       Richard J. Moynihan

                                       Director, Municipal Portfolio Management
                                       The Dreyfus Corporation

June 18, 1998
New York, N.Y.

*   Total return includes reinvestment of dividends and any capital gains paid.

** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for capital gain distributions. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

*** Source: Lipper Analytical Services, Inc.

Dreyfus Intermediate Municipal Bond Fund, Inc.                     May 31, 1998
-------------------------------------------------------------------------------
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS INTERMEDIATE
               MUNICIPAL BOND FUND, INC. AND THE LEHMAN BROTHERS
                          10-YEAR MUNICIPAL BOND INDEX


                                                       $22,296
                                                       Lehman Brothers
                                                       10-Year Municipal
                              [CHART]                  Bond Index*
Dollars                                                $20,295
                                                       Dreyfus Intermediate
                                                       Municipal Bond Fund, Inc.



*Source: Lehman Brothers

Average Annual Total Returns
-------------------------------------------------------------------------------

    One Year Ended               Five Years Ended              Ten Years Ended
     May 31, 1998                  May 31, 1998                  May 31, 1998
    --------------               ----------------              ---------------
        8.04%                          5.77%                         7.33%

----------------
Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus Intermediate Municipal Bond Fund, Inc. on 5/31/88 to a $10,000 investment made in the Lehman Brothers 10-Year Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested.

The Fund invests primarily in municipal securities and maintains a port folio with a weighted-average maturity ranging between 3 and 10 years. The Fund's performance shown in the line graph takes into account fees and expenses. Unlike the Fund, the Lehman Brothers 10-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, 10-year tax exempt bond market, consisting of municipal bonds with maturities of 9-12 years. The Index does not take into account charges, fees and other expenses which, coupled with the potentially longer maturity of the Index, can contribute to the Index potentially outperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments                                           May 31, 1998


                                                                                      Principal
Long-Term Municipal Investments--99.4%                                                  Amount            Value
------------------------------------------------------------------------------       -------------      ------------
Alabama--.4%

Bay Minette Industrial Development Board, IDR, Refunding
   (Coltec Industries, Inc) 6.50%, 2/15/2009..................................        $  4,505,000     $  4,757,100

Alaska--3.0%
Alaska Industrial Development and Export Authority, Revolving Fund
   6.375%, 4/1/2008............................................................          3,000,000        3,254,400
Alaska Housing Finance Corp., Refunding:
   5.75%, 12/1/2009 (Insured; MBIA)............................................         13,100,000       13,771,224
   5.30%, 12/1/2012 (Insured; MBIA) ...........................................          2,500,000        2,562,800
Alaska Student Loan Corp., Student Loan Revenue:
   5.45%, 7/1/2009 (Insured; AMBAC)............................................          1,500,000        1,569,495
   5.60%, 7/1/2011 (Insured; AMBAC)............................................          4,700,000        4,952,155
   5.70%, 7/1/2013 (Insured; AMBAC)............................................          5,990,000        6,343,230
Anchorage, Electric Utility Revenue, Refunding:
   6.50%, 12/1/2008 (Insured; MBIA)............................................          2,755,000        3,218,529
   6.50%, 12/1/2009 (Insured; MBIA)............................................          2,910,000        3,426,816

Arizona--1.5%
Maricopa County Industrial Development Authority:
   Hospital Facility Revenue, Refunding (Samaritan Health Services)
      7.15%, 12/1/2004 (Insured; MBIA).........................................          9,835,000       11,392,274
   Hospital Systems Revenue, Refunding (Baptist Hospital)
      5.20%, 9/1/2005 (Insured; MBIA)..........................................          3,125,000        3,296,500
Mesa Industrial Development Authority, Industrial Revenue
   (TRW Vehicle Safety Systems, Inc. Project) 7.25%, 10/15/2004................          5,000,000        5,424,400

California--6.2%
California, Veterans:
   5.35%, 12/1/2013............................................................         10,000,000       10,180,700
   5.40%, 12/1/2014............................................................          5,000,000        5,111,850
California Department of Veteran Affairs, Home Purchase Revenue
   7.80%, 8/1/2001 (Prerefunded 8/1/1998) (a)..................................          5,000,000        5,133,350
California Higher Education Loan Authority, Student Loan Revenue, Refunding:
   6.40%, 12/1/2003............................................................          6,000,000        6,535,860
   6.50%, 6/1/2005.............................................................          5,500,000        6,120,125
California Student Loan Marketing Corp., Student Loan Revenue:
   6.70%, 7/1/2008.............................................................          2,500,000        2,711,025
   6.75%, 7/1/2008.............................................................          2,500,000        2,720,150
California Statewide Community Development Administration:
   5.05%, 5/15/2008 (b)........................................................          3,000,000        3,009,240
   5.10%, 5/15/2010 (b)........................................................          8,000,000        8,024,640
Contra Costa County,  COP, Refunding (Merrithew Memorial Hospital Project)
   5.25%, 11/1/2010 (Insured; MBIA)............................................          5,400,000        5,694,192
Los Angeles Harbor Department, Revenue 6.40%, 8/1/2012.........................          5,420,000        5,921,242

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                               May 31, 1998


                                                                                      Principal
Long-Term Municipal Investments (continued)                                             Amount            Value
------------------------------------------------------------------------------       -------------      ------------
California (continued)
San Joaquin Hills, Transportation Corridor Agency, Toll Road Revenue, Refunding
   Zero Coupon, 1/15/2006 (Insured; MBIA)......................................       $ 14,745,000      $ 10,579,538
Solano County, COP, Refunding (Justice Facility and Public Buildings Project)
   5.875%, 10/1/2005...........................................................         10,000,000        10,501,000

Colorado--4.5%
Arapahoe County Capital Improvement Trust Fund, Highway Revenue
   Zero Coupon, 8/31/2008 (Prerefunded 8/31/2005) (a)..........................         20,165,000        12,150,824
Colorado Health Facilities Authority, Revenue (Sisters of Charity - Levenworth)
   5%, 12/1/2014 (Insured; MBIA)...............................................          2,000,000         1,991,100
Denver City and County, Airport Revenue:
   7.50%, 11/15/2002...........................................................          6,080,000         6,781,389
   8.75%, 11/15/2005...........................................................          3,840,000         4,482,125
   8.75%, 11/15/2005 (Prerefunded 11/15/2001) (a)..............................         10,645,000        12,225,250
E-470 Public Highway Authority, Revenue, Refunding
   Zero Coupon, 9/1/2010 (Insured; MBIA).......................................         30,000,000        16,734,600
El Paso County School District (Number 11 Colorado Springs):
   6.25%, 12/1/2009............................................................          1,000,000         1,152,910
   6.50%, 12/1/2010............................................................          2,000,000         2,362,500
   6.50%, 12/1/2011............................................................          2,040,000         2,422,153

Connecticut--1.0%
Connecticut:
   5.50%, 3/15/2008............................................................          4,000,000         4,252,960
   Special Revenue (Mashantucket Western Pequot Tribe):
      6.50%, 9/1/2006 (c)......................................................          5,000,000         5,668,738
      5.60%, 9/1/2009 (c)......................................................          1,000,000         1,037,120
      5.70%, 9/1/2012 (c)......................................................          2,400,000         2,480,376

District of Columbia--.9%
District of Columbia, Revenue (American University) 5.50%, 10/1/2011
      (Insured; AMBAC).........................................................          5,435,000         5,690,065
Metropolitan Airports Authority, General Airport Revenue
   5.75%, 10/1/2011 (Insured; MBIA) ...........................................          5,750,000         6,222,305

Florida--3.1%
Dade County:
   Aviation Revenue 5.90%, 10/1/2005 (Insured; AMBAC)..........................         10,830,000        11,647,448
   Resource Recovery Facility Revenue, Refunding
      5.20%, 10/1/2005 (Insured; AMBAC)........................................          7,880,000         8,271,242
Florida School Boards Association, LR (Orange County School Board Project)
   6.25%, 7/1/2005 (Insured; AMBAC, Prerefunded 7/1/2000) (a)..................          3,250,000         3,402,653
Greater Orlando Aviation Authority, Airport Facilities Revenue
   6.40%, 10/1/2004 (Insured; FGIC)............................................          8,940,000         9,801,190
Jacksonville Health Facilities Authority, HR (Charity Obligation Group)
   5.20%, 8/15/2013 (Insured; MBIA)............................................          2,150,000         2,214,694


Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                               May 31, 1998

                                                                                      Principal
Long-Term Municipal Investments (continued)                                             Amount            Value
------------------------------------------------------------------------------       -------------      ------------
Florida (continued)
Palm Beach County, Solid Waste IDR (Okeelanta Power L.P. Project)
   6.50%, 2/15/2009 (d)........................................................       $  3,600,000      $  2,880,000
Pinellas County, RRR 5.10%, 10/1/2003 (Insured; MBIA)..........................          2,915,000         3,028,539

Georgia--.5%
Atlanta, Airport Facilities Revenue, Refunding 6%, 1/1/2007 (Insured; AMBAC)...          5,780,000         6,430,886

Hawaii--.3%
Hawaii, Airports System Revenue 7.50%, 7/1/2005 (Insured; FGIC)................          3,000,000         3,242,670

Illinois--6.6%
Arlington Heights, MFHR (Brook Run Association, L.P. Project)
   5.05%, 12/1/2007 (Insured; FGIC)............................................          4,000,000         4,001,680
Carol Stream, First Mortgage Revenue, Refunding (Windsor Park Manor Project):
   5.50%, 12/1/1998............................................................            520,000           521,758
   6.50%, 12/1/2007............................................................          3,000,000         3,192,150
Chicago Building Acquisition, COP 5.25%, 1/1/2012 (Insured; FSA)...............          4,460,000         4,624,574
Chicago O'Hare International Airport:
   Passenger Facility Charge Revenue 5.50%, 1/1/2008 (Insured; AMBAC)..........          5,000,000         5,369,600
   Special Facility Revenue, Refunding (International Terminal)
      7.50%, 1/1/2005 (Prerefunded 1/1/2000) (a)...............................            905,000           970,169
Hoffman Estates, Tax Increment Revenue (Area Economic Development Project):
   7.50%, 11/15/2003 (LOC; Union Bank of Switzerland, Prerefunded 11/15/2000)(a,e)       5,145,000         5,663,976
   Refunding 5.25%, 11/15/2009.................................................         10,000,000        10,238,900
Illinois Development Finance Authority:
   PCR, Refunding (Common Education Co.) 4.40%, 12/1/2006 (Insured; AMBAC).....         15,000,000        14,896,950
   Providers Facility Acquisition Revenue (Community Rehabilitation):
      8.25%, 9/1/2000..........................................................          2,910,000         3,117,067
      5%, 7/1/2006.............................................................          2,765,000         2,749,433
      Refunding:
         5.60%, 7/1/2003.......................................................          1,485,000        1,562,636
         5.60%, 7/1/2004.......................................................          1,000,000        1,053,620
         5.90%, 7/1/2009.......................................................          1,325,000        1,407,654
Illinois Educational Facilities Authority, Revenue, Refunding
   (Illinois Institute of Technology) 6.60%, 12/1/2009.........................          2,665,000        2,977,418
Illinois Health Facilities Authority, Revenue:
   (Catholic Health Co. Addolorata Project) 7.625%, 7/1/1999...................            620,000          642,345
   (Central Dupage Health Wyndemere Retirement Community)
      6.125%, 11/1/2007 (Insured; MBIA)........................................          4,400,000        4,747,644
   (Evangelical Hospital):
      6.75%, 4/15/2007.........................................................          2,035,000        2,305,329
      6.75%, 4/15/2007 (Prerefunded 4/15/2002) (a).............................          1,055,000        1,170,449
   (Southern Illinois Hospital Services) 6.50%, 3/1/2007
      (Insured; MBIA, Prerefunded 3/1/2002) (a)................................          4,000,000        4,398,200


Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                               May 31, 1998

                                                                                      Principal
Long-Term Municipal Investments (continued)                                             Amount            Value
------------------------------------------------------------------------------       -------------      ------------
Illinois (continued)
Illinois Health Facilities Authority, Revenue (continued):
  (Swedish American Hospital) 7.30%, 4/1/2007
    (Insured; AMBAC, Prerefunded 4/1/2000) (a).................................       $  4,000,000      $  4,306,960
Illinois Student Assistance Commission, Student Loan Revenue 5.75%, 3/1/2007...          3,365,000         3,549,200
Normal, EDR, Refunding (Dayton - Hudson Corp. Project) 6.75%, 11/1/2001........          3,400,000         3,655,952

Indiana--8.1%
Boonville Junior High School Building Corp., First Mortgage Revenue, Refunding
   6.80%, 7/1/2005.............................................................          3,100,000         3,448,378
Brownsburg School Building Corp., First Mortgage, Revenue:
   5.80%, 8/1/2008 (Insured; FSA, Prerefunded 2/1/2005) (a)....................          2,650,000         2,928,754
   5.90%, 8/1/2009 (Insured; FSA, Prerefunded 2/1/2005) (a)....................          2,895,000         3,216,200
Central High School Building Corp., First Mortgage Revenue, Refunding
   5.50%, 8/1/2009 (Insured; AMBAC)............................................          3,960,000         4,250,466
Indiana Bond Bank (Hendricks Special Hospital Program) 6.90%, 4/1/2006.........          3,000,000         3,309,420
Indiana Development Finance Authority, PCR, Refunding
   (Inland Steel Company Project Number 13):
      5.75%, 10/1/2011.........................................................         10,900,000        11,411,864
      7.25%, 11/1/2011.........................................................         10,330,000        11,825,060
Indiana Health Facility Financing Authority, HR, Refunding
   (Clarian Health Partners, Inc.): 5.50%, 2/15/2010...........................          3,000,000         3,159,900
   5.50%, 2/15/2011............................................................          5,000,000         5,236,700
Indiana Municipal Power Agency, Power Supply Systems Revenue, Refunding
   5.70%, 1/1/2006 (Insured; MBIA).............................................          8,400,000         9,125,928
Indiana Transportation Finance Authority, Airport Facilities LR (United Air):
   6.50%, 11/1/2007............................................................          2,575,000         2,833,633
   6.50%, 11/1/2007 (Prerefunded  11/1/2002) (a)...............................          2,675,000         2,971,684
Indianapolis Local Public Improvement Bond Bank, Refunding:
   6.20%, 2/1/2003.............................................................          2,100,000         2,270,814
   6.30%, 2/1/2004.............................................................          2,800,000         3,071,628
   6.40%, 2/1/2005.............................................................          3,000,000         3,334,290
   6.50%, 1/1/2011 (Insured; FSA)..............................................          6,415,000         7,546,093
Knox County Hospital Association, LR 5.65%, 7/1/2008 (Insured; MBIA)...........          4,150,000         4,400,909
Logansport School Building Corp., First Mortgage Revenue
   7.30%, 1/15/2007 (Prerefunded 1/15/2000) (a)................................          4,750,000         5,082,880
North Montgomery Elementary School Building Corp., First Mortgage Revenue,
   Refunding 6.50%, 7/1/2006...................................................          5,665,000         6,487,785
Plymouth, Multi-School Building Corp., Refunding
   (First Mortgage-Plymouth Community School) 5.50%, 7/1/2005 (Insured; MBIA) .          3,000,000         3,208,380
Westfield, High School Building Corp., First Mortgage Revenue
   5.45%, 7/15/2009 (Insured; AMBAC, Prerefunded 7/15/2002) (a) ...............          5,000,000         5,446,250
  Refunding 5.25%, 7/5/2013 (Insured; AMBAC)...................................          3,000,000         3,066,030


Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                               May 31, 1998


                                                                                      Principal
Long-Term Municipal Investments (continued)                                             Amount            Value
------------------------------------------------------------------------------       -------------      ------------
Iowa--1.4%
Ames, HR, Refunding (Mary Greeley Medical Center Project)
   6.25%, 8/15/2006 (Insured; AMBAC)...........................................       $  4,320,000      $  4,720,205
Council Bluffs, IDR, Refunding (Cargill, Inc. Project) 7%, 3/1/2007............          4,400,000         4,848,624
Iowa Student Loan Liquidity Corp., Student Loan Revenue:
   6.35%, 3/1/2001(Insured; Guaranteed Student Loans)..........................          3,400,000         3,580,846
   6.65%, 3/1/2003 (Insured; Guaranteed Student Loans).........................          4,900,000         5,330,318

Kentucky--1.3%
Jefferson County, Health Facilities Revenue, Refunding (Alliant Health Systems):
   5%, 10/1/2011 (Insured; MBIA)...............................................          3,155,000         3,206,710
   5%, 10/1/2013 (Insured; MBIA)...............................................          2,510,000         2,518,459
Kenton County Airport Board, Airport Revenue
  (Cincinnati/Northern Kentucky International)
   5.75%, 3/1/2009 (Insured; MBIA).............................................          3,710,000         4,027,353
Mount Sterling, LR (Kentucky League Cities Funding) 5.625%, 3/1/2003...........          6,500,000         6,850,675

Louisiana--1.6%
Louisiana, Refunding 5%, 4/15/2004 (Insured; AMBAC)............................         10,000,000        10,386,000
Louisiana Public Facilities Authority, Revenue:
   8.05%, 11/15/2012 (f).......................................................          4,430,000         4,925,407
   8.05%, 11/15/2012 (Prerefunded 11/15/2002) (a,f)............................          3,635,000         4,137,939
   (Louisiana Association of Independent Colleges and Universities)
     6.50%, 12/1/2002..........................................................          2,155,000         2,316,539

Maine--.4%
Maine Educational Loan Marketing Corp., Student Loan Revenue, Refunding
   6.90%, 11/1/2003............................................................          4,330,000         4,567,112

Massachusetts--2.7%
Boston Industrial Development Financing Authority, Sewage Facility Revenue
   (Harbor Electric Energy Co. Project) 7.10%, 5/15/2002.......................          3,125,000         3,336,500
Massachusetts, Municipal Wholesale Electric Supply System Revenue, Refunding
   6.75%, 7/1/2008.............................................................          5,000,000         5,457,750
Massachusetts, Refunding 6.40%, 8/1/2003.......................................          3,175,000         3,499,358
Massachusetts, Water Pollution Abatement Revenue (New Bedford Loan Program)
   5.50%, 2/1/2008.............................................................          6,950,000         7,454,987
Massachusetts Housing Finance Agency:
   Housing Revenue, Refunding:
      6.30%, 7/1/2007 (Insured; AMBAC).........................................          3,040,000         3,227,446
      6.35%, 7/1/2008 (Insured; AMBAC).........................................          3,265,000         3,465,928
      6.40%, 7/1/2009 (Insured; AMBAC).........................................          3,565,000         3,837,794
   Residential Development 6.125%, 11/15/2008 (Insured; FNMA)..................          5,000,000         5,284,600

Michigan--6.3%
Detroit Local Development Finance Authority, Refunding:
   5.25%, 5/1/2006.............................................................          2,570,000         2,689,325
   5.20%, 5/1/2010.............................................................          5,745,000         5,926,025


Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                               May 31, 1998

                                                                                      Principal
Long-Term Municipal Investments (continued)                                             Amount            Value
------------------------------------------------------------------------------       -------------      ------------
Michigan (continued)
Greater Detroit Resource Recovery Authority, Revenue, Refunding:
   Series A 6.25%, 12/13/2008 (Insured; AMBAC).................................       $ 11,000,000      $ 12,586,310
   Series B 6.25%, 12/13/2008 (Insured; AMBAC).................................          7,755,000         8,873,349
Michigan Hospital Finance Authority, Revenue, Refunding:
   (Genesys Health System) 8.10%, 10/1/2013 (Prerefunded 10/1/2005) (a)........         10,000,000        12,526,300
   (Genesys Regional Medical) 5.30%, 10/1/2011.................................         10,840,000        11,001,733
   (McLaren Obligated Group) 7.375%, 9/15/2008 (Prerefunded 9/15/2001) (a).....          6,925,000         7,748,106
Michigan Strategic Fund:
   LOR (WMX Technologies, Inc. Project) 6%, 12/1/2013..........................         10,500,000        11,033,085
   SWDR (Genesee Power Station Project) 7.125%, 1/1/2006.......................          7,500,000         8,027,625
Wayne State University, University Revenues, Refunding
   5.40%, 11/15/2006 (Insured; AMBAC)..........................................          3,105,000         3,283,289

Mississippi--.3%
Mississippi Development Bank, Special Obligation, Refunding
  (Adams County HR Project) 5.75%, 7/1/2010 (Insured; FSA).....................          3,445,000         3,707,165

Missouri--2.6%
Joplin Industrial Development Authority, Revenue, Refunding
   (Catholic Health Initiatives):
   5.50%, 12/1/2009............................................................          3,185,000         3,385,145
   5.625%, 12/1/2010...........................................................          3,340,000         3,563,012
Phelps City Industrial Development Authority, Industrial Revenue, Refunding
   (Excel Corp. Project) 7%, 12/1/2000.........................................          4,500,000         4,800,015
Saint Louis, Airport Improvement Revenue, Refunding
   (Lambert-Saint Louis International Airport) 6%, 7/1/2005 (Insured; FGIC)....          9,675,000        10,406,237
Saint Louis Municipal Finance Corp., Leasehold Revenue, Refunding:
   5.375%, 7/15/2003 (LOC; Sanwa Bank, Ltd.) (e)...............................          5,075,000         5,297,285
   5.50%, 7/15/2004 (LOC; Sanwa Bank, Ltd.) (e)................................          6,835,000         7,212,087

Montana--.2%
Montana Health Facilities Authority, Revenue (Sisters of Charity - Levenworth)
   5%, 12/1/2014 (Insured; MBIA)...............................................          3,250,000         3,255,460

Nebraska--.2%
Albion, IDR, Refunding (Cargill, Inc. Project) 7%, 12/1/2000...................          2,600,000         2,781,012

Nevada--.9%
Clark County, Passenger Facility Charge Revenue
   (Las Vegas McCarran International Airport):
      5.95%, 7/1/2005 (Insured; AMBAC).........................................          6,365,000         6,988,388
      5.80%, 7/1/2009 (Insured; MBIA)..........................................          4,250,000         4,592,720

New Jersey--1.6%
New Jersey Building Authority, Building Revenue, Refunding 5%, 6/15/2009.......          8,900,000         9,144,305
New Jersey Economic Development Authority, Waste Paper Recycling Revenue
   (Marcal Paper Mills, Inc. Project):
      5.75%, 2/1/2004..........................................................          2,815,000         2,943,786
      8.50%, 2/1/2010..........................................................          2,930,000         3,470,907


Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                               May 31, 1998

                                                                                      Principal
Long-Term Municipal Investments (continued)                                             Amount            Value
------------------------------------------------------------------------------       -------------      ------------
New Jersey (continued)
Orange Township 6.60%, 2/1/2007 (Insured; FSA).................................       $  5,600,000      $  6,158,768

New Mexico--1.4%
New Mexico Educational Assistance Foundation, Student Loan Revenue:
   6.60%, 3/1/2005.............................................................          9,205,000        10,034,186
   6.70%, 3/1/2006.............................................................          8,315,000         9,085,218

New York--8.4%
City University of New York, COP, Refunding (John Jay College) 5.75%, 8/15/2004          5,970,000         6,376,676

New York City:
   7.30%, 2/1/2001.............................................................          5,000,000         5,394,092
   7.50%, 2/1/2001.............................................................          3,000,000         3,244,770
   5.10%, 6/1/2002.............................................................
   5.25%, 8/1/2011.............................................................          3,930,000         4,018,111
   Refunding:
      5.80%, 8/1/2008..........................................................          5,725,000         6,200,519
      6.25%, 8/1/2009..........................................................          7,000,000         7,825,860
      6.375%, 8/15/2009........................................................         23,935,000        26,687,764
      6.375%, 8/15/2009 (Prerefunded 8/15/2005)(a).............................          1,065,000         1,212,428
      5.25%, 8/1/2011..........................................................          4,260,000         4,358,704
      5%, 8/1/2012.............................................................         11,680,000        11,626,389
New York State Dormitory Authority, Revenues (Department of Health):
   5.50%, 7/1/2010.............................................................          2,000,000         2,091,280
   5.625%, 7/1/2011............................................................          3,240,000         3,398,760
Mental Health Service Facilities, Refunding 6%, 8/15/2006......................          6,940,000         7,615,054
New York State Energy, Research and Development Authority,
   Service Contract Revenue, Refunding (Western New York Nuclear Service
   Center Project)  5.20%, 4/1/2002 (Insured; CapMac)..........................          5,085,000         5,270,552
New York State Thruway Authority, Service Contract Revenue
   (Local Highway and Bridge) 5.75%, 4/1/2006..................................          5,625,000         6,023,363
New York State Urban Development Corp., Revenue (Correctional Facilities)
   5.25%, 1/1/2010.............................................................          4,520,000         4,630,514
Triborough Bridge and Tunnel Authority, General Purpose Revenue, Refunding
   6.75%, 1/1/2009.............................................................          5,100,000         6,050,793

North Carolina--3.9%
North Carolina Eastern Municipal Power Agency, Power System Revenue, Refunding:
   5%, 1/1/2002................................................................          4,860,000         4,945,973
   5.125%, 1/1/2003............................................................          7,320,000         7,498,315
   7%, 1/1/2008................................................................          4,115,000         4,766,240
   6.125%, 1/1/2009............................................................          7,425,000         8,092,136
North Carolina Medical Care Commission, Health Care Facilities Revenue
   (First Mortgage-Deerfield) 5.30%, 11/1/2004.................................          5,840,000         5,986,117

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                               May 31, 1998

                                                                                      Principal
Long-Term Municipal Investments (continued)                                             Amount            Value
------------------------------------------------------------------------------       -------------      ------------
North Carolina (continued)
North Carolina Municipal Power Agency, Electric Revenue, Refunding
   (Number 1 Catawba):
   6%, 1/1/2004................................................................       $  2,000,000      $  2,147,720
   5.25%, 1/1/2009.............................................................          5,000,000         5,161,800
   5.50%, 1/1/2010.............................................................         10,000,000        10,529,800
Northampton County Industrial Facilities and Pollution Control Financing Authority,
   SWDR (Champion International Project) 8.05%, 11/1/2004......................          3,000,000         3,193,980

Ohio--2.0%
Cincinnati Student Loan Funding Corp., Student Loan Revenue, Refunding
   7.20%, 8/1/2003.............................................................          3,210,000         3,430,013
Cleveland, Airport Systems Revenue:
   5.50%, 1/1/2005 (Insured; FSA)..............................................          1,000,000         1,055,560
   5.125%, 1/1/2010 (Insured; FSA) ............................................          1,700,000         1,741,752
Cuyahoga County, HR, Refunding (Metrohealth System)
   5.25%, 2/15/2010 (Insured; MBIA)............................................          5,160,000         5,453,501
Franklin County, HR, Refunding (Holy Cross Health Systems)
   5.20%, 6/1/2005 (Insured; MBIA).............................................          2,930,000         3,086,228
Lorain, Hospital Improvement Revenue, Refunding (Lakeland Community Hospital, Inc.)
   6.50%, 11/15/2012...........................................................          3,860,000         4,370,369
Montgomery County, HR, Refunding (Grandview Hospital and Medical Center):
   5.25%, 12/1/2003............................................................          2,250,000         2,322,068
   5.25%, 12/1/2004............................................................          2,250,000         2,323,125
   5.375%, 12/1/2005...........................................................          2,400,000         2,491,464

Oklahoma--.5%
Washington County Medical Authority, Revenue, Refunding
   (Jane Phillips Medical Center Project) 5.50%, 11/1/2010 (Insured; Connie Lee)         6,175,000         6,506,165

Pennsylvania--5.8%
Lehigh County General Purpose Authority, Revenue (Wiley House):
   8.65%, 11/1/2004............................................................          3,905,000         4,089,902
   9.375%, 11/1/2006...........................................................          6,615,000         7,302,299
Lancaster County Solid Waste Management Authority, Resource Recovery System Revenue
   5.25%, 12/15/2011 (Insured; AMBAC)..........................................          9,565,000         9,921,201
Pennsylvania, COP, Refunding 5.40%, 7/1/2009 (Insured; AMBAC) .................          5,000,000         5,171,250
Pennsylvania Economic Development Financing Authority, RRR (Northampton Generating):
   6.40%, 1/1/2009.............................................................         10,500,000        11,132,625
   6.50%, 1/1/2013.............................................................          2,000,000         2,134,500
   Refunding 6.75%, 1/1/2007...................................................          7,000,000         7,647,220
Pennsylvania Higher Educational Facilities Authority, Health Services Revenue,
   Refunding (University of Pennsylvania):
      5.60%, Series A, 1/1/2010................................................         10,000,000        10,671,700
      5.60%, Series B, 1/1/2010................................................          4,350,000         4,642,190
Philadelphia Hospitals and Higher Education Facilities Authority, Revenue
   (Community Mental Health/Retardation) 8.875%, 6/15/2009.....................         12,745,000        14,149,117


Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                               May 31, 1998

                                                                                      Principal
Long-Term Municipal Investments (continued)                                             Amount            Value
------------------------------------------------------------------------------       -------------      ------------
Rhode Island--1.5%
Rhode Island Health and Educational Building Corp., Hospital Financing Revenue,
      Refunding (Lifespan Obligation Group):
      5.75%, 5/15/2007 (Insured; MBIA).........................................      $  4,805,000       $  5,231,252
      5.75%, 5/15/2008 (Insured; MBIA).........................................         5,560,000          6,075,523
Rhode Island Housing and Mortgage Finance Corp.:
   (Homeownership Opportunity) 7.30%, 10/1/2008................................         4,820,000          5,313,713
   (Refunding-Rental Housing Program):
      5.65%, 10/1/2007.........................................................         2,175,000          2,259,695
      5.65%, 10/1/2008.........................................................         1,350,000          1,398,614

South Carolina--2.4%
Charleston County, Health Facilities Revenue (Espiscopal Church Project)
      5.40%, 4/1/2004..........................................................         5,000,000          5,082,350
Charleston County, Hospital Facilities Improvement Revenue, Refunding
   (Medical Society Health Project) 5.50%, 10/1/2005 (Insured; MBIA)...........         7,945,000          8,518,470
Charleston County, RRR, Refunding (Foster Wheeler) 5%, 1/1/2007 (Insured; AMBAC)        2,685,000          2,770,007
Lexington County Health Services District, Inc., HR, Refunding
   5%, 11/1/2012 (Insured; FSA)................................................         1,710,000          1,712,291
Oconee County, PCR, Refunding (Engelhard Corp. Project) 5.375%, 5/1/2006.......         6,000,000          6,323,880
Piedmont Municipal Power Agency, Electric Revenue, Refunding
   6.25%, 1/1/2004 (Insured; FGIC).............................................         4,050,000          4,388,436
York County, PCR (Bowater, Inc. Project) 7.625%, 3/1/2006......................         2,900,000          3,433,890

Texas--9.0%
Austin, Independent School District, Refunding 5.60%, 8/1/2019.................         6,615,000          7,111,257
Cass County Industrial Development Corp., PCR, Refunding
   (International Paper Co.) 5.35%, 4/1/2012...................................         3,750,000          3,914,063
Ennis IDC, Revenue, Refunding (Cargill, Inc. Project) 6.15%, 11/1/2003.........         2,450,000          2,634,314
Gulf Coast Waste Disposal Authority, SWDR, Refunding (Quaker Oats Co. Project)
   5.70%, 5/1/2006.............................................................         2,210,000          2,366,004
Harris County Health Facilities Development Corp., HR, Refunding:
   (Memorial Hermann Hospital System Project) 5.50%, 6/1/2012 (Insured; FSA)...         8,795,000          9,362,014
   (Memorial Hospital System Project) 6%, 6/1/2008 (Insured; MBIA).............         3,000,000          3,324,900
Harris County Hospital District, Mortgage Revenue, Refunding
   7.50%, 2/15/2003 (Insured; AMBAC)...........................................         7,000,000          7,720,160
Houston, Hotel Occupancy Tax Revenue:
   7%, 7/1/2003 (Insured; FGIC, Prerefunded 7/1/2001) (a)......................         4,400,000          4,776,420
   7%, 7/1/2004 (Insured; FGIC, Prerefunded 7/1/2001) (a)......................         1,525,000          1,655,464
  Refunding 6%, 7/1/2005 (Insured; FSA)........................................         5,750,000          6,290,155
Keller Independent School District, Refunding Zero Coupon, 8/15/2011...........         4,600,000          2,420,428
North Central Health Facility Development Corp., Revenue (Baylor Healthcare System):
   7.74%, 5/15/2008 (f)........................................................        11,750,000         12,865,075
   7.74%, 5/15/2008 (Prerefunded 5/15/2002) (a,f)..............................         1,250,000          1,392,425


Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                               May 31, 1998

                                                                                      Principal
Long-Term Municipal Investments (continued)                                             Amount            Value
------------------------------------------------------------------------------       -------------      ------------
Texas (continued)
North Texas Higher Education Authority, Student Loan Revenue:
   7%, Series B, 4/1/2002 (Insured; AMBAC).....................................       $  4,250,000      $  4,510,355
   7%, Series E, 4/1/2002 (Insured; AMBAC).....................................          4,250,000         4,510,355
Port Corpus Christi Authority, Nueces County General Revenue, Refunding
   (Union Pacific):
   5.125%, 11/1/2009...........................................................          2,250,000         2,241,338
   5.35%, 11/1/2010............................................................          5,000,000         5,039,500
Port Houston Authority, Harris County, Refunding
   Zero Coupon, 10/1/2006......................................................          3,625,000         2,476,818
Rio Grande Consolidated Independent School District, Public Facilities LR
   6.40%, 7/15/2003............................................................          4,000,000         4,117,280
Rio Grande Valley Health Facilities Development Corp., HR, Refunding
   (Valley Baptist Medical Center) 6.25%, 8/1/2006 (Insured; MBIA).............          5,100,000         5,569,404
South Texas Higher Education Authority, Student Loan Revenue, Refunding
   5.30%, 12/1/2003............................................................          3,400,000         3,524,610
Tarrant County Health Facilities Development Corp., Health Systems Revenue:
   (Harris Methodist Health Systems) 6%, 9/1/2010..............................          7,725,000         8,443,425
   (Refunding--Health Resources Systems) 5.75%, 2/15/2014 (Insured; MBIA).......         5,000,000         5,455,750
Texas State College, Student Loan:
   6%, 8/1/2005................................................................          2,130,000         2,333,415
   6%, 8/1/2006................................................................          2,500,000         2,755,675
Texas Water Resources Financing Authority, Revenue 7.30%, 8/15/1998............          2,405,000         2,420,200

Utah--2.6%
Carbon County, SWDR:
   (Refunding - Sunnyside Cogeneration Project) 9%, 7/1/2006 (d)...............          9,750,000         5,851,950
   (Sunnyside Cogeneration Association) 7.50%, 7/1/2007 (d)....................          7,000,000         4,201,400
Intermountain Power Agency, Power Supply Revenue, Special Obligation
   6.50%, 7/1/2010 (Insured; MBIA).............................................          5,200,000         6,110,728
Utah, Associated Municipal Power System Revenue, Refunding
   (Hunter Project) 5.50%, 7/1/2012 (Insured, AMBAC)...........................          8,000,000         8,003,440
Utah Board of Regents, Student Loan Revenue:
   6.25%, 11/1/2003 (Insured; AMBAC)...........................................          3,000,000         3,242,490
   6.35%, 11/1/2004 (Insured; AMBAC) ..........................................          3,000,000         3,251,310
   6.45%, 11/1/2005 (Insured; AMBAC)...........................................          3,000,000         3,261,180

Virginia--1.6%
Big Stone Gap Redevelopment and Housing Authority, Correctional Facility LR
   (Wallens Ridge Development Project) 6%, 9/1/2007............................          4,000,000         4,441,320
Fairfax County Economic Development Authority, Educational Facilities Revenue
   (George Mason University Educational Foundation):
      6.50%, 11/15/2002........................................................          2,000,000         2,082,120
      6.95%, 11/15/2002........................................................          5,360,000         5,685,298


Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                               May 31, 1998

                                                                                      Principal
Long-Term Municipal Investments (continued)                                             Amount            Value
------------------------------------------------------------------------------       -------------      --------------
Virginia (continued)
Virginia Housing Development Authority, Commonwealth Mortgage:
   6.05%, 1/1/2004.............................................................       $  4,400,000      $    4,601,696
   6.15%, 1/1/2005.............................................................          4,400,000           4,622,156

Washington--2.8%
Clark County, Public Utility District, Electric Revenue, Refunding
   6.30%, 1/1/2004 (Insured; FGIC).............................................          3,160,000           3,381,832
King County 5.20%, 12/1/2003...................................................          2,525,000           2,655,568
Washington Health Care Facilities Authority, Revenue:
   (Childrens Hospital and Medical Center) 6.125%, 10/1/2007 (Insured; FGIC) ..          4,000,000           4,310,240
   (Refunding-Sisters of Providence) 5.40%, 10/1/2010 (Insured; AMBAC).........          3,000,000           3,145,500
Washington Housing Finance Commission, SFMR
   6.85%, 7/1/2011 (Insured; FNMA, GNMA).......................................          3,325,000           3,559,113
Washington, Public Power Supply Systems Revenue, Refunding:
   (Nuclear Project Number 1) 6.60%, 7/1/2004..................................          2,500,000           2,706,125
   (Nuclear Project Number 1) 7.25%, 7/1/2006 (Insured; FSA)...................          6,000,000           7,084,860
   (Nuclear Project Number 1) 6%, 7/1/2007 (Insured; AMBAC)....................          9,720,000          10,751,486

Wisconsin--1.9%
Carlton, PCR, Refunding (Wisconsin Public Service Corp.) 6.125%, 10/1/2005.....          5,000,000           5,411,500
Wisconsin Health and Educational Facilities Authority, Revenue:
   (Aurora Medical Group, Inc.) 6%, 11/15/2011 (Insured; FSA)..................          3,500,000           3,981,950
   (Luther Hospital Project) 6.125%, 11/15/2006................................          3,500,000           3,759,105
   Refunding:
      (Aurora Health Care, Inc.):
         5%, 8/15/2009 (Insured; MBIA).........................................          4,335,000           4,450,831
         5%, 8/15/2010 (Insured; MBIA).........................................          3,955,000           4,039,914
      (Wheaton Franciscan Services, Inc.) 6.50%, 8/15/2007 (Insured; MBIA).....          3,000,000           3,260,381
                                                                                                        --------------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $1,243,706,417)....................                         $1,318,626,052
                                                                                                        ==============
Short-Term Municipal Investments--.6%
-------------------------------------------------------------------------------
California--.2%
California  Economic Development Authority, Revenue , VRDN
   (Independent System Project) 2.50% (LOC; Bank America National Trust &
   Savings Association) (e,g)..................................................       $  2,500,000      $    2,500,000

Georgia--.4%
Burke County Development Authority, PCR, VRDN (Plant Vogtle Power Company) 2.85% (g)     6,000,000           6,000,000
                                                                                                        --------------
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $8,500,000).......................                         $    8,500,000
                                                                                                        ==============
TOTAL INVESTMENTS--100.0% (cost $1,252,206,417).................................                        $1,327,126,052
                                                                                                        ==============

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------

Summary of Abbreviations
-------------------------------------------------------------------------------

AMBAC      American Municipal Bond Assurance Corporation    LOC        Letter of Credit
COP        Certificate of Participation                     LOR        Limited Obligation Revenue
EDR        Economic Development Revenue                     LR         Lease Revenue
FGIC       Financial Guaranty Insurance Company             MBIA       Municipal Bond Investors Assurance
FNMA       Federal National Mortgage Association                         Insurance Corporation
FSA        Financial Security Assurance                     MFHR       Multi-Family Housing Revenue
GNMA       Government National Mortgage Association         PCR        Pollution Control Revenue
HR         Hospital Revenue                                 RRR        Resources Recovery Revenue
IDC        Industrial Development Corporation               SFMR       Single Family Mortgage Revenue
IDR        Industrual Development Revenue                   SWDR       Solid Waste Disposal Revenue
                                                            VRDN       Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-------------------------------------------------------------------------------

Fitch (h)          or          Moody's           or           Standard & Poor's         Percentage of Value
------                         -------                        ----------------           -----------------
AAA                            Aaa                            AAA                                45.3%
AA                             Aa                             AA                                 15.1
A                              A                              A                                  16.0
BBB                            Baa                            BBB                                11.9
BB                             Ba                             BB                                  1.8
F1+, F-1                       MIG1, VMIG1 & P1               SP1, A1                              .6
Not Rated (i)                  Not Rated (i)                  Not Rated (i)                       9.3
                                                                                              -------
                                                                                                100.0%
                                                                                              -------
                                                                                              -------

Notes to Statement of Investments:
-------------------------------------------------------------------------------
(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Purchased on a delayed-delivery basis.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At May 31, 1998, these securities amounted to $9,186,234 or .7% of the net assets.
(d) Non-income producing security; interest payments in default.
(e) Secured by letters of credit.
(f) Inverse floater security--the interest rate is subject to change periodically.
(g) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(h) Fitch currently provides creditworthiness information for a limited number of investments.
(i) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                               See notes to financial statements.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                May 31, 1998

                                                                                               Cost                 Value
                                                                                         ---------------       --------------

ASSETS:                       Investments in securities--See Statement of Investments    $1,252,206,417        $1,327,126,052
                              Cash.............................................                                       116,840
                              Interest receivable..............................                                    21,289,091
                              Receivable for investment securities sold........                                    11,943,093
                              Receivable for shares of Common Stock subscribed.                                        21,550
                              Prepaid expenses.................................                                       415,094
                                                                                                               --------------
                                                                                                                1,360,911,720
                                                                                                               --------------
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                       761,259
                              Payable for investment securities purchased......                                    13,319,272
                              Payable for shares of Common Stock redeemed......                                       111,861
                              Accrued expenses.................................                                       194,054
                                                                                                               --------------
                                                                                                                   14,386,446
                                                                                                               --------------

NET ASSETS.....................................................................                                $1,346,525,274
                                                                                                               ==============

REPRESENTED BY:               Paid-in capital..................................                                $1,263,380,997
                              Accumulated undistributed investment income--net.                                       350,364
                              Accumulated net realized gain (loss) on investments                                   7,874,278
                              Accumulated net unrealized appreciation (depreciation)
                                on investments--Note 4.........................                                    74,919,635
                                                                                                               --------------
NET ASSETS.....................................................................                                $1,346,525,274
                                                                                                               ==============

SHARES OUTSTANDING
(300 million shares of $.01 par value Common Stock authorized).................                                    95,259,031

NET ASSET VALUE, offering and redemption price per share--Note 3(d)............                                        $14.14
                                                                                                                       ======


                                      See notes to financial statements.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Operations                                 Year Ended May 31, 1998


INVESTMENT INCOME
INCOME                        Interest Income............................                                       $ 77,461,841

EXPENSES:                     Management fee--Note 3(a)..................                    $  8,145,895
                              Shareholder servicing costs--Note 3(b).....                       1,740,650
                              Custodian fees.............................                          97,628
                              Registration fees..........................                          62,989
                              Prospectus and shareholders' reports.......                          58,090
                              Directors' fees and expenses--Note 3(c)....                          57,634
                              Professional fees..........................                          48,795
                              Loan commitment fees--Note 2...............                          14,171
                              Miscellaneous..............................                          61,529
                                                                                             ------------
                                Total Expenses...........................                      10,287,381
                              Less--reduction in management fee due to
                                undertaking--Note 3(a)...................                        (179,937)
                                                                                             ------------
                                Net Expenses.............................                                       10,107,444
                                                                                                              ------------

INVESTMENT INCOME--NET...................................................                                       67,354,397

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                              Net realized gain (loss) on investments....                   $  16,826,858
                              Net unrealized appreciation (depreciation) on
                                investments..............................                      22,880,755
                                                                                            -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS....................                                       39,707,613
                                                                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                     $107,062,010
                                                                                                              ============



                                          See notes to financial statements.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                               Year Ended          Year Ended
                                                                              May 31, 1998        May 31, 1997
                                                                            ----------------    -----------------
OPERATIONS:
   Investment income--net..............................................      $   67,354,397       $   73,193,732
   Net realized gain (loss) on investments.............................          16,826,858            7,267,584
   Net unrealized appreciation (depreciation) on investments...........          22,880,755           15,426,694
                                                                             --------------       --------------
         Net Increase (Decrease) in Net Assets Resulting from Operations        107,062,010           95,888,010
                                                                             --------------       --------------
DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net..............................................         (67,194,371)         (73,003,394)

   Net realized gain on investments....................................         (11,741,273)         (11,356,489)
                                                                             --------------       --------------

         Total Dividends...............................................         (78,935,644)         (84,359,883)
                                                                             --------------       --------------
CAPITAL STOCK TRANSACTIONS:

   Net proceeds from shares sold.......................................         201,091,675          444,191,569
   Dividends reinvested................................................          58,183,925           62,367,051
   Cost of shares redeemed.............................................        (328,451,313)        (597,852,386)
                                                                             --------------       --------------

         Increase (Decrease) in Net Assets from Capital Stock Transactions      (69,175,713)         (91,293,766)
                                                                             --------------       --------------

            Total Increase (Decrease) in Net Assets....................         (41,049,347)         (79,765,639)

NET ASSETS:

   Beginning of Period.................................................       1,387,574,621        1,467,340,260
                                                                             --------------       --------------
   End of Period.......................................................      $1,346,525,274       $1,387,574,621
                                                                             ==============       ==============

Undistributed investment income--net....................................     $      350,364       $      190,338
                                                                             --------------       --------------

CAPITAL SHARE TRANSACTIONS:                                                      Shares              Shares
                                                                             --------------       --------------
   Shares sold.........................................................          14,280,929           32,137,077
   Shares issued for dividends reinvested..............................           4,133,183            4,494,575
   Shares redeemed.....................................................         (23,346,665)         (43,184,362)
                                                                             --------------       --------------

         Net Increase (Decrease) in Shares Outstanding.................          (4,932,553)          (6,552,710)
                                                                             ==============       ==============

                         See notes to financial statements.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                           Year Ended May 31,
                                                            -------------------------------------------------
PER SHARE DATA:                                              1998       1997       1996       1995       1994
                                                            ------     ------     ------     ------     ------
   Net asset value, beginning of period..............       $13.85     $13.75     $14.02     $13.84     $14.31
                                                            ------     ------     ------     ------     ------
   Investment Operations:
   Investment income--net............................          .69        .71        .72        .75        .76
   Net realized and unrealized gain (loss)
      on investments.................................          .41        .20       (.24)       .24       (.31)
                                                            ------     ------     ------     ------     ------

   Total from Investment Operations..................         1.10        .91        .48        .99        .45
                                                            ------     ------     ------     ------     ------
   Distributions:
   Dividends from investment income--net.............         (.69)      (.70)      (.72)      (.75)      (.76)
   Dividends from net realized gain on investments...         (.12)      (.11)      (.03)      (.06)      (.16)
                                                            ------     ------     ------     ------     ------

   Total Distributions...............................         (.81)      (.81)      (.75)      (.81)      (.92)
                                                            ------     ------     ------     ------     ------

   Net asset value, end of period....................       $14.14     $13.85     $13.75     $14.02     $13.84
                                                            ------     ------     ------     ------     ------
                                                            ------     ------     ------     ------     ------

TOTAL INVESTMENT RETURN..............................         8.04%      6.80%      3.44%      7.54%      3.13%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets...........          .74%       .73%       .71%       .73%       .70%
   Ratio of net investment income to average
      net assets.....................................         4.91%      5.10%      5.14%      5.52%      5.22%
   Decrease reflected in above expense ratios
      due to undertaking by manager..................          .01%       --         --         --         --
   Portfolio Turnover Rate...........................        40.27%     46.67%     48.70%     42.18%     36.27%
   Net assets, end of period (000's Omitted).........   $1,346,525 $1,387,575 $1,467,340 $1,569,511 $1,724,126


                       See notes to financial statements.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

   Dreyfus Intermediate Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares which are sold to the public without a sales charge.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custodian agreement, the Fund received net earnings credits of $17,077 during the period ended May 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 1998, the Fund did not borrow under the Facility.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. However, pursuant to the court approved settlement of previously disclosed litigation, commencing October 15, 1988 the Manager has agreed to make payments to the Fund for 10 years, ranging from $0 to $1 million per year depending upon average daily net assets of the Fund. The management fee for the period ended May 31, 1998 was reduced by $90,000 pursuant to the settlement of litigation.

   The Manager had undertaken from January 15, 1998 through May 31, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceeded an annual rate of .75 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $179,937 during the period ended May 31, 1998.

   (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 1998, the Fund was charged $955,739 pursuant to the Shareholder Services Plan.

   The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended May 31, 1998, the Fund was charged $501,131 pursuant to the transfer agency agreement.

   (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

   (d) A .10% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemptions through use of the Fund Exchanges service) where the shares being redeemed were issued subsequent to a specified effective date and the redemption or exchange occurs fifteen days following the date of issuance. During the period ended May 31, 1998, redemption fees amounted to $41,826.

NOTE 4--Securities Transactions:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 1998, amounted to $539,835,580 and $584,461,437, respectively.

   At May 31, 1998, accumulated net unrealized appreciation on investments was $74,919,635, consisting of $82,969,360 gross unrealized appreciation and $8,049,725 gross unrealized depreciation.

   At May 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors

Shareholders and Board of Directors
Dreyfus Intermediate Municipal Bond Fund, Inc.

   We have audited the accompanying statement of assets and liabilities of Dreyfus Intermediate Municipal Bond Fund, Inc., including the statement of investments, as of May 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Intermediate Municipal Bond Fund, Inc. at May 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                                   Ernst & Young LLP

New York, New York
July 1, 1998

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Important Tax Information (Unaudited)

   In accordance with Federal tax law, the Fund hereby makes the following designations regarding its fiscal year ended May 31, 1998:

   --all the dividends paid from investment income-net are "exempt-interest dividends" (not subject to regular Federal income tax) and

   --the Fund hereby designates $.0796 per share as a long-term capital gain distribution (of which 67.21% is subject to the 20% maximum Federal tax rate) of the $.1204 per share paid on December 4, 1997.

   As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 1998 calendar year on Form 1099-DIV which will be mailed by January 31, 1999.

Dreyfus Intermediate Municipal
Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940

Printed in U.S.A.                      947AR985